Document and Entity Information	Jul. 29, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001814215
Document Type	8-K
Document Period End Date	Jul. 29, 2024
Entity Registrant Name	Nuburu, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39489
Entity Tax Identification Number	85-1288435
Entity Address, Address Line One	7442 S Tucson
Entity Address, Address Line Two	Way
Entity Address, Address Line Three	Suite 130
Entity Address, City or Town	Centennial
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	(720)
Local Phone Number	767-1400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	BURU
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Entity Ex Transition Period	false